GTI License Agreement (Q2) (Details) - GTI License Agreement [Member]	Nov. 01, 2009
Percentage of coal content in biomass mixture	60.00%
Percentage of Biomass	100.00%
Percentage of coal biomass blends	40.00%
Number of business days to provide approval or non-approval notice regarding sublicense	10 days
Period of updates on any potential subsidiaries	90 days
Period of restriction from disclosing confidential information	10 years